Derivative Financial Instruments - Summary of Short-term Derivative Contracts (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	$ 544,000	$ 221,000	$ 2,896,000
Other Derivative Financial Instruments
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	(662,000)	221,000
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Brazilian Real/Reais
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	22,436,774	5,500,000
Derivative financial instruments	(122,000)	152,000
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Argentinean Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	6,600,000	2,500,000
Derivative financial instruments	6,000
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	5,920,282,000	1,000,000
Derivative financial instruments	(2,000)	14,000
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | South African Rand
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	5,176,642,000	4,000,000
Derivative financial instruments	235,000	47,000
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Egyptian Pound
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	12,979,395,000
Derivative financial instruments	(1,002,000)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Nigerian naira
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	8,863,831,000
Derivative financial instruments	(15,000)
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy USD | Costa Rican Colon
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	159,000,000
Derivative financial instruments	12,000
Other Derivative Financial Instruments | Non-Delivery Forwards | Sell USD | Brazilian Real/Reais
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(959,141)
Derivative financial instruments	15,000
Other Derivative Financial Instruments | Non-Delivery Forwards | Sell USD | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(566,948,000)
Derivative financial instruments	(1,000)
Other Derivative Financial Instruments | Non-Delivery Forwards | Sell USD | South African Rand
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	(2,626,458,000)
Derivative financial instruments	11,000
Other Derivative Financial Instruments | Non-Delivery Forwards | Buy EUR | Moroccan Dirham
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	6,834,496,000
Derivative financial instruments	31,000
Other Derivative Financial Instruments | Delivery Forwards | Buy USD | Chilean Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	18,750,385,000	12,391,928
Derivative financial instruments	250,000	$ 8,000
Other Derivative Financial Instruments | Delivery Forwards | Buy USD | Uruguayan Peso
Disclosure of detailed information about financial instruments [line items]
Notional amount in USD	2,240,602,000
Derivative financial instruments	$ (48,000)